Finance income and costs (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Interest income	€ 1,400,000	€ 200,000	€ 4,100,000	€ 200,000
Reversal of impairment loss on short term investments	0	0	300,000	0
Net financing income on amendment of terms of debt	17,100,000		17,100,000
Net foreign exchange gains on translation of financial assets and liabilities	5,900,000	7,200,000	0	10,800,000
Net fair value gains on derivatives held for trading		4,700,000		1,500,000
Total finance income	24,400,000	12,100,000	21,500,000	12,500,000
Interest expense (a)	(23,300,000)	(15,400,000)	(67,100,000)	(44,100,000)
Net foreign exchange losses arising on translation of financial assets and liabilities	0	0	(7,900,000)	0
Net pension interest costs	(1,000,000.0)	(600,000)	(3,200,000)	(2,000,000.0)
Other finance cost	100,000	0	3,800,000	0
Amortization of debt discounts and borrowing costs	(1,600,000)	(500,000)	(4,800,000)	(1,500,000)
Net fair value losses on derivatives held at fair value through profit or loss	(400,000)	0	(1,000,000.0)	0
Total finance costs	(26,400,000)	(16,500,000)	(87,800,000)	(47,600,000)
Net financing costs	€ (2,000,000.0)	€ (4,400,000)	€ (66,300,000)	€ (35,100,000)